Taxation (Details) ¥ in Thousands, $ in Millions				12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Jan. 01, 2008	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Taxation [Line Items]
Percentage of statutory income tax rate				25.00%	25.00%	25.00%
Percentage of current tax rate				16.50%
Corporate income tax rate
Valuation allowance (in Yuan Renminbi)				¥ 1,142	¥ 171,635	¥ 159,513	$ 1,142,000	$ 171,635,000	¥ 145,788
Operating loss carryforwards | ¥				¥ 392
Percentage of income tax on dividends				10.00%
Withholding tax rate lowered if foreign investor owns shares of FIE				5.00%
Percentage share of FIE own directly by foreign investor				25.00%
Maximum underpayment taxes (in Dollars) | $							100,000
Continuing Operations [Member]
Taxation [Line Items]
Percentage of statutory income tax rate				25.00%	25.00%
Corporate income tax rate
Valuation allowance (in Yuan Renminbi)				¥ 1,142	¥ 377		1,142,000	$ 377,000
New York [Member]
Taxation [Line Items]
Percentage of statutory income tax rate				8.00%
Hong Kong [Member]
Taxation [Line Items]
Profits earned amount (in Dollars) | $	$ 2.0	$ 2.0
Percentage of current tax rate				8.25%
Percentage of tax rate				16.50%
Operating loss carryforwards | ¥					332
China [Member]
Taxation [Line Items]
Percentage of statutory income tax rate			25.00%
Operating loss carryforwards					¥ 855,071		$ 392,000
Singapore [Member]
Taxation [Line Items]
Corporate income tax rate				17.00%
Colorado [Member]
Taxation [Line Items]
Corporate income tax rate				4.40%
State sales tax rate				2.90%